Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Assets

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets and liabilities" in the unaudited condensed consolidated statements of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset as at June 30, 2026	Fair value of liability as at December 31, 2025
Interest rate swap	3.3%	$98,019	USD-1 month SOFR	March 31, 2026	December 31, 2027	$595	$(102)
Interest rate swap	3.6%	$104,000	USD-1 month SOFR	March 31, 2026	March 31, 2028	$709	$(756)